Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	$ (347.0)		$ (246.6)	$ (325.3)	$ (7.3)
Corporate bonds	5,307.0		10,970.2
Current portion	3,773.6	$ 136.0	6,598.0
Noncurrent portion	1,533.4	$ 55.3	4,372.2
Corporate bonds [member]
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	(3.1)		(7.1)
Corporate bonds	$ 5,310.1		$ 10,977.3